Unaudited Interim Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 208,502	$ 29,106	¥ 197,948
Cost of revenues	(177,529)	(24,782)	(130,139)
Gross profit	30,973	4,324	67,809
Sales and marketing expenses	(8,805)	(1,229)	(10,995)
General and administrative expenses	(20,715)	(2,892)	(11,858)
Research and development expenses	(25,359)	(3,540)	(12,997)
Total operating expenses	(54,879)	(7,661)	(35,850)
Operating income (loss)	(23,906)	(3,337)	31,959
Other income	4	1	560
Other expenses			(3)
Interest income	136	19	88
Gain from equity method investments	2,571	359	270
Investment income	404	56	366
Exchange gain (loss)	(1,558)	(217)	14
Government subsidy	1,273	178	294
Income (loss) before income taxes	(21,076)	(2,941)	33,548
Income tax expense			(18)
Net income (loss)	(21,076)	(2,941)	33,530
Less: net loss attributable to non-controlling interests	(218)	(30)	(6,907)
Net income (loss) attributable to the Company’s ordinary shareholders	(21,294)	(2,971)	26,623
Comprehensive income (loss)
Net income (loss)	(21,076)	(2,941)	33,530
Other comprehensive income
Foreign currency translation adjustment	1,085	150
Total comprehensive income (loss)	(19,991)	(2,791)	33,530
Less: comprehensive loss attributable to non-controlling interests	(218)	(30)	(6,907)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	¥ (20,209)	$ (2,821)	¥ 26,623
Earnings (loss) per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.02)	$ 0	¥ 0.06
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.02)	$ 0	¥ 0.06
Weighted average shares outstanding used in calculating basic and diluted earnings (loss) per share:
Ordinary shares – basic (in Shares)	1,165,980,212	1,165,980,212	416,920,000
Ordinary shares – diluted (in Shares)	1,202,529,588	1,202,529,588	466,190,000